Shareholder Report, Holdings (Details) - C000245003	Aug. 31, 2025
33734H106 | First Trust Value Line Dividend Index Fund
Holdings [Line Items]
Percent of Net Asset Value	20.20%
81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	20.00%
81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.40%
81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Equities81369Y308
Holdings [Line Items]
Percent of Total Investments	100.00%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Equity
Holdings [Line Items]
Percent of Net Asset Value	79.00%